Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MONEY MARKET OBLIGATIONS TRUST
Prospectus Date	rr_ProspectusDate	Nov. 30, 2016
Document Creation Date	dei_DocumentCreationDate	Nov. 23, 2016